Share-based payments - Vesting period of shares granted under share purchase plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) EquityInstruments	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments
Share-based payments
Compensation expense recorded in the consolidated statement of operations | $	$ 6,048	$ 5,074	$ 4,410
Forfeited during the year	330,453	103,712
Share purchase plan
Share-based payments
Shares outstanding	9,163,300
Compensation expense recorded in the consolidated statement of operations | $	$ 6,048	$ 5,074	$ 4,410
Forfeited during the year	330,453	103,712	551,732
Share purchase plan | Vesting / Exercisable within one year
Share-based payments
Shares outstanding	3,880,683
Share purchase plan | Vesting / Exercisable within two years
Share-based payments
Shares outstanding	3,333,601
Share purchase plan | Vesting / Exercisable within three years
Share-based payments
Shares outstanding	1,949,016